Derivatives - Offsetting Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Offsetting Liabilities [Line Items]
Derivative liabilities, after netting	$ 28,700,000,000	$ 20,100,000,000
Other gross derivative liabilities	18,200,000,000	17,300,000,000
Derivative liabilities	46,909,000,000	37,407,000,000
Less: Financial instruments collateral	(8,900,000,000)	(4,600,000,000)
Total net derivative liabilities	38,000,000,000	32,800,000,000
Over-the-counter
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	571,900,000,000	513,700,000,000
Less: Legally enforceable master netting agreements and cash collateral paid	(545,500,000,000)	(495,400,000,000)
Exchange-traded
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	15,600,000,000	13,000,000,000
Less: Legally enforceable master netting agreements and cash collateral paid	(13,900,000,000)	(11,200,000,000)
Over-the-counter cleared
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	376,100,000,000	362,400,000,000
Less: Legally enforceable master netting agreements and cash collateral paid	(375,500,000,000)	(362,400,000,000)
Interest rate contracts | Over-the-counter
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	373,200,000,000	365,900,000,000
Interest rate contracts | Exchange-traded
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	100,000,000	300,000,000
Interest rate contracts | Over-the-counter cleared
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	368,700,000,000	356,500,000,000
Foreign exchange risk | Over-the-counter
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	139,900,000,000	83,900,000,000
Equity contracts | Over-the-counter
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	16,700,000,000	17,600,000,000
Equity contracts | Exchange-traded
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	7,800,000,000	9,800,000,000
Commodity contracts | Over-the-counter
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	11,900,000,000	7,400,000,000
Commodity contracts | Exchange-traded
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	7,700,000,000	2,900,000,000
Commodity contracts | Over-the-counter cleared
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	600,000,000	0
Credit derivatives | Over-the-counter
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	30,200,000,000	38,900,000,000
Credit derivatives | Over-the-counter cleared
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	$ 6,800,000,000	$ 5,900,000,000